Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Vessels held for sale	$ 37,083,985	$ 0
Cash and cash equivalents	40,109,382	59,879,596
Receivables, trade	26,189,316	4,985,900
Working capital advances	3,475,000	500,000
Prepayments	1,042,359	683,762
Advances and deposits	3,511,872	3,052,992
Other receivables	23,953	636,464
Inventories	3,969,483	2,486,340
Total current assets	115,405,350	72,225,054
Non-current assets
Vessels and equipment, net of accumulated depreciation of $59.7 million (2014: $35.6 million)	658,628,933	371,618,023
Deferred dry dock expenditure, net of accumulated amortization of $6.0 million (2014: $3.9 million)	3,730,374	4,229,617
Vessels under construction	0	113,985,986
Other non-current assets, net of accumulated depreciation of $0.2 million (2014: $0.2 million)	432,951	156,311
Total non-current assets	662,792,258	489,989,937
TOTAL ASSETS	778,197,608	562,214,991
Current liabilities
Payables, trade	12,482,540	7,038,621
Charter revenue received in advance	1,192,317	1,542,863
Other payables	144,932	648,105
Accrued interest on loans	1,752,226	882,594
Current portion of long-term debt	27,014,500	17,876,390
Current portion of capital lease obligations	26,771,911	1,621,076
Total current liabilities	69,358,426	29,609,649
Non-current liabilities
Non-current portion of long-term debt	361,227,904	178,588,604
Non-current portion of capital lease obligations	0	26,816,645
Total non-current liabilities	361,227,904	205,405,249
Stockholders' Equity Attributable to Parent [Abstract]
Share capital ($0.01 par value, 250,000,000 shares authorised, 26,329,711 issued and 26,210,311 outstanding at December 31, 2015 and 26,100,000 issued and 25,980,600 outstanding at December 31, 2014	263,297	261,000
Additional paid in capital	338,226,370	339,082,131
Treasury stock (119,400 shares at December 31, 2015 and December 31, 2014)	(1,278,546)	(1,278,546)
Accumulated surplus/(deficit)	10,400,157	(10,864,492)
Total equity	347,611,278	327,200,093
TOTAL LIABILITIES AND EQUITY	$ 778,197,608	$ 562,214,991